Annual Fund Operating Expenses - PIMCO Credit Opportunities Bond Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.90%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
I-2
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
I-3
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%
A
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%
C
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.05%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.05%

[1]	PIMCO has contractually agreed, through July 31, 2022, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.